Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment $ / shares	Dec. 31, 2019 USD ($) Segment
Sales and marketing expenses, include advertising costs					$ 3.0	$ 5.4
Common Stock, Dividends, Per Share, Declared | $ / shares					$ 0
Advertising expenses	$ 1.2	$ 0.5	$ 3.0	$ 1.5
Accounts Receivable [Member]
Number of customer | Segment			0		0	0
Revenue Benchmark [Member]
Number of customer | Segment	0		0		0	0
Valuation Technique, Discounted Cash Flow [Member] | Fair Value Measurements Level 2 [Member]
Debt Instrument, Fair Value Disclosure					$ 4.7